Filed with the Securities and Exchange Commission on November 12, 2013

Securities Act of 1933 File No. 002-80859

Investment Company Act of 1940 File No. 811-03651

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 101

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 101

(Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 12th day of November 2013.

TOUCHSTONE STRATEGIC TRUST

By:	/s/Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	November 12, 2013
Phillip R. Cox

*	Trustee	November 12, 2013
Donald C. Siekmann

*	Trustee	November 12, 2013
H. Jerome Lerner

*	Trustee	November 12, 2013
William C. Gale

*	Trustee	November 12, 2013
Susan J. Hickenlooper

/s/ Jill T. McGruder	Trustee and President	November 12, 2013
Jill T. McGruder

*	Trustee	November 12, 2013
Kevin A. Robie

*	Trustee	November 12, 2013
Edward J. VonderBrink

/s/Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	November 12, 2013
Terrie A. Wiedenheft

*By:	/s/Terrie A. Wiedenheft	November 12, 2013
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase